NOTE 24 SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2020
NOTE 24 SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

24. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Significant non-cash transactions were as follows:

		Years ended December 31,
	Note	2020	2019	2018
		$	$	$
Shares issued for acquisition of Sun Valley	5,20(b)	-	3,047,682	-
Stock options granted for acquisition of Kai Medical	6	10,025	-	-
Warrants issued for acquisition of Kai Medical	6	10,025	-	-
Cash payable for the acquisition of LP&A	7	58,907	-	-
Stock options granted for acquisition of LP&A	7	344,110	-	-
Shares issued for acquisition of LP&A	7,20(b)	1,147,925	-	-
Share-based payments		323,799	608,944	892,417
Shares issues for compensation	20(b),26	-	304,721	-
Shares returned to treasury (1)	20(b),26	-	(477,180)	-
Shares returned to treasury (2)	20(b)	-	(477,180)	-
Shares issued on debt settlement	20(b)	219,150	184,291	-
Shares issued as settlement of convertible debenture	17,20(b)	621,353	189,735	-
Shares issued as settlement of accounts payable	20(b)	-	483,098	-
Warrants issued to agents	20(d)	49,782	66,405	-
Shares issued for services(3)	20(b)	547,641	122,932	-
Shares issued to agents	20(b)	-	20,255	-
Vesting of escrow shares(4)	17	193,025	-	-
Conversion of convertible debt to share purchase warrants	14,16	-	-	1,292,265
Shares issued to marketing services company	20(b)	-	-	477,180
Shares issued to former CEO	20(b),26	-	-	477,180
Conversion of notes payable into units	11	-	-	114,567
		3,525,742	4,073,703	3,253,609

(1) Pursuant to the termination agreement with the former CEO, the Company cancelled 2,651,875 common shares of which 651,875 were incorrectly cancelled and reissued on March 11, 2020.

(2) The common shares were reacquired and cancelled as the Company cancelled the marketing services agreement, pursuant to which the common shares and warrants were originally issued, due to non-performance of services by the marketing company.

(3) The fair value of shares issued for services of $547,641 is contained within advertising and promotion expense (note 21).

(4) The fair value of shares issued for vesting of escrow shares of $193,025 is contained within legal and professional fees.

Income tax payments for the year ended December 31, 2020 were $nil (2019 - $nil, 2018 - $nil). As at December 31, 2020, the Company has accrued $350,000 in late tax filing penalties related to income taxes in the United States.